Shareholder Report, Average Annual Return (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Langar Global HealthTech ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.49%)	(1.46%)	1.40%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.41%	8.44%	25.32%
S&P 500 Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.30%)	(4.85%)	(0.41%)